Other Current Liabilities	12 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
Other current liabilities

Note 27. Other current liabilities

	Consolidated
	30 June 2023	30 June 2022
	$	$

Deferred revenue	59,589	-
Deferred acquisition consideration	372,875	-
	432,464	-

The deferred acquisition consideration relates to the acquisition of Vertica Health (Pty) Ltd. Refer to Note 4. Under the terms of the Vertica acquisition, deferred consideration was payable to the vendors as follows:

●	US$250,000 payable 1 year from closing; and

●	US$250,000 payable 2 years from closing.

Reconciliation of deferred revenue

	Consolidated
	30 June 2023	30 June 2022
	$	$

Opening balance	-	-
Advances received during the year, net of revenue recognised	59,589	-
Deferred revenue acquired through business combination	150,016	-
Revenue recognised during the year that was included in the deferred revenue balance at the beginning of the year or at business combination	(150,016)	-
Closing balance	59,589	-